Other Income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Other Operating Income

Details are as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Late payment fees charged for telephone services	60	59	60
Recovery of employee benefit expenses, purchases and services rendered	27	22	33
Capital and operating grants	39	51	36
Damages, penalties and recoveries connected with litigation	29	40	24
Partnership agreements and other arrangements with suppliers	22	129	71
Estimate revisions and other adjustments	73	188
Other income	91	34	87

Total	341	523	311